Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Statutory U.S. federal income tax provision	$ 226	$ 264	$ 189
State income taxes, net of U.S. federal tax benefit	37	19	22
Foreign income tax expense	26	4	34
Effects of the TCJ Act	13	(600)	0
Corporate restructuring	9	0	477
Change in deferred tax asset valuation allowance	(6)	(48)	(20)
Provision (benefit) for uncertain tax positions	16	38	(139)
Other, net	(12)	(13)	(6)
Provision (benefit) for income taxes	$ 309	$ (336)	$ 557